Share-based compensation plans	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based compensation plans

24. Share-based compensation plans

The Company has the following plans:

A. Stock option plan

The Company has established a stock option plan under which options to purchase common shares may be granted to employees of Cameco. Options granted under the stock option plan have an exercise price of not less than the closing price quoted on the Toronto Stock Exchange (TSX) for the common shares of Cameco on the trading day prior to the date on which the option is granted. The options carry vesting periods of one to three years, and expire eight years from the date granted.

The aggregate number of common shares that may be issued pursuant to the Cameco stock option plan shall not exceed 43,017,198 of which 28,340,298 shares have been issued.

Stock option transactions for the respective years were as follows:

(Number of options)	2020	2019

Beginning of year	8,617,097	8,820,805
Options granted	-	886,740
Options forfeited	(81,991)	(270,025)
Options expired	(1,911,558)	(815,423)
Options exercised [note 16]	(465,009)	(5,000)

End of year	6,158,539	8,617,097

Exercisable	5,076,226	6,290,380

Weighted average exercise prices were as follows:

	2020	2019

Beginning of year	$17.44	$19.75
Options granted	-	15.27
Options forfeited	22.22	22.59
Options expired	20.14	38.43
Options exercised	11.56	16.38

End of year	$16.98	$17.44

Exercisable	$17.73	$18.90

Total options outstanding and exercisable at December 31, 2020 were as follows:

		Options outstanding		Options exercisable

Option price per share	Number	Weighted average remaining life	Weighted average exercisable price	Number	Weighted average exercisable price

$11.32 - 15.83	3,060,721	5.0	$13.72	1,978,408	$13.85
$15.84 - 26.81	3,097,818	1.8	$20.21	3,097,818	$20.21

	6,158,539			5,076,226

The foregoing options have expiry dates ranging from February 28, 2021 to February 28, 2027.

B. Executive performance share unit (PSU)

The Company has established a PSU plan whereby it provides each plan participant an annual grant of PSUs in an amount determined by the board. Each PSU represents one phantom common share that entitles the participant to a payment of one Cameco common share purchased on the open market, or cash with an equivalent market value, at the participant’s discretion provided they have met their ownership requirements, at the end of each three-year period if certain performance and vesting criteria have been met. The final value of the PSUs will be based on the value of Cameco common shares at the end of the three-year period and the number of PSUs that ultimately vest. During the vesting period, dividend equivalents accrue to the participants in the form of additional share units as of each normal cash dividend payment date of Cameco’s common shares. Vesting of PSUs at the end of the three-year period is based on Cameco’s ability to meet its annual operating targets and whether the participating executive remains employed by Cameco at the end of the three-year vesting period. Prior to 2020, total shareholder return over three years was also a vesting condition. If the participant elects a cash payout, the redemption amount will be based on the volume-weighted average trading price of Cameco’s common shares on March 1 or, if March 1 is not a trading day, on the first trading day following March 1. As of December 31, 2020, the total number of PSUs held by the participants, after adjusting for forfeitures on retirement, was 1,720,636 (2019 - 1,465,618).

C. Restricted share unit (RSU)

The Company has established an RSU plan whereby it provides each plan participant an annual grant of RSUs in an amount determined by the board. Each RSU represents one phantom common share that entitles the participant to a payment of one Cameco common share purchased on the open market, or cash with an equivalent market value, at the board’s discretion. The RSUs carry vesting periods of one to three years, and the final value of the units will be based on the value of Cameco common shares at the end of the vesting periods. In addition, certain eligible participants have a single vesting date on the third anniversary of the date of the grant. These same participants, if they have met or are not subject to share ownership requirements, may elect to have their award paid as a lump sum cash amount. During the vesting period, dividend equivalents accrue to the participants in the form of additional share units as of each normal cash dividend payment date of Cameco’s common shares. As of December 31, 2020, the total number of RSUs held by the participants was 927,462, (2019 - 443,274).

D. Phantom stock option

Cameco makes annual grants of bonuses to eligible non-North American employees in the form of phantom stock options. Employees receive the equivalent value of shares in cash when exercised. Options granted under the phantom stock option plan have an award value equal to the closing price quoted on the TSX for the common shares of Cameco on the trading day prior to the date on which the option is granted. The options vest over three years and expire eight years from the date granted. As of December 31, 2020, the number of options held by participating employees was 422,291 (2019 - 406,270) with exercise prices ranging from $11.32 to $26.81 per share (2019 - $11.32 to $26.81) and a weighted average exercise price of $15.66 (2019 - $16.48).

E. Employee share ownership plan

Cameco also has an employee share ownership plan, whereby both employee and Company contributions are used to purchase shares on the open market for employees. The Company’s contributions are expensed during the year of contribution. Under the plan, employees have the opportunity to participate in the program to a maximum of 6% of eligible earnings each year with Cameco matching the first 3% of employee-paid shares by 50%. Cameco contributes $1,000 of shares annually to each employee that is enrolled in the plan. Shares purchased with Company contributions and with dividends paid on such shares become unrestricted 12 months from the date on which such shares were purchased. At December 31, 2020, there were 2,257 participants in the plan (2019 - 2,253). The total number of shares purchased in 2020 with Company contributions was 248,837 (2019 - 235,915). In 2020, the Company’s contributions totaled $3,174,000 (2019 - $3,127,000).

F. Deferred share unit (DSU)

Cameco offers a DSU plan to non-employee directors. A DSU is a notional unit that reflects the market value of a single common share of Cameco. 60% of each director’s annual retainer is paid in DSUs. In addition, on an annual basis, directors can elect to receive 25%, 50%, 75% or 100% of the remaining 40% of their annual retainer and any additional fees in the form of DSUs. If a director meets their ownership requirements, the director may elect to take 25%, 50%, 75% or 100% of their annual retainer and any fees in cash, with the balance, if any, to be paid in DSUs. Each DSU fully vests upon award. Dividend equivalents accrue to the participants in the form of additional share units as of each normal cash dividend payment date of Cameco’s common shares. The DSUs will be redeemed for cash upon a director leaving the board. The redemption amount will be based upon the weighted average of the closing prices of the common shares of Cameco on the TSX for the last 20 trading days prior to the redemption date multiplied by the number of DSUs held by the director. As of December 31, 2020, the total number of DSUs held by participating directors was 541,827 (2019 - 474,266).

Equity-settled plans

Cameco records compensation expense under its equity-settled plans with an offsetting credit to contributed surplus, to reflect the estimated fair value of units granted to employees. During the year, the Company recognized the following expenses under these plans:

	2020	2019

Stock option plan	$1,011	$4,418
Performance share unit plan(a)	2,650	7,245
Restricted share unit plan	2,903	2,679
Employee share ownership plan	3,174	3,127

Total	$9,738	$17,469

(a) In the fourth quarter of 2019, the performance share unit plan was amended to allow eligible participants to elect payout of their grants in cash or shares, provided they have met their share ownership requirements. As a result, this plan is now considered cash-settled for new grants. Expenses related to PSUs granted in previous years will continue to appear as equity-settled if certain assumptions related to the calculation of fair value are met.

Fair value measurement of equity-settled plans

The fair value of RSUs granted was determined based on their intrinsic value on the date of grant. Expected volatility was estimated by considering historic average share price volatility.

The inputs used in the measurement of the fair values at grant date of the equity-settled RSU plan were as follows:

Grant date
Mar 1/20

Number of options granted	283,426
Average strike price	$11.45
Expected forfeitures	13%
Weighted average grant date fair values	$11.45

Cash-settled plans

Cameco has recognized the following expenses (recoveries) under its cash-settled plans:

	2020	2019

Deferred share unit plan	$3,765	$(1,001)
Performance share unit plan	20,287	-
Phantom stock option plan	1,340	(436)
Restricted share unit plan(a)	1,849	-

Total	$27,241	$(1,437)

(a) Due to the inclusion of a new group of participants in the RSU plan that are able to elect cash settlement, grants to this group will appear as an expense of a cash-settled plan. Grants to the original group of participants are still disclosed as an expense of an equity-settled plan.

At December 31, 2020, a liability of $38,354,000 (2019 - $14,577,000) was included in the consolidated statements of financial position to recognize accrued but unpaid expenses for cash-settled plans.

Fair value measurement of cash-settled plans

The fair value of the units granted through the PSU plan was determined based on Monte Carlo simulation and the fair value of RSUs granted was determined based on their intrinsic value on the date of grant. The phantom stock option plan was measured based on the Black-Scholes option-pricing model. Expected volatility is estimated by considering historic average share price volatility.

The inputs used in the measurement of the fair values of the cash-settled share-based payment plans at the grant and reporting dates were as follows:

	PSU		RSU		Phantom stock options

	Grant date	Reporting date	Grant date	Reporting date	Grant date	Reporting date
	Mar 1/20	Dec 31/20	Mar 1/20	Dec 31/20	Mar 1/20	Dec 31/20

Number of units	636,570	1,720,636	423,180	425,176	112,140	422,291
Expected vesting	102%	129%	-	-	-	-
Average strike price	-	-	-	-	$11.61	$15.66
Expected dividend	-	-	-	-	$0.08	$0.08
Expected volatility(a)	-	22%	-	-	39%	41%
Risk-free interest rate(a)	-	0.1%	-	-	0.6%	0.3%
Expected life of option	3.0 years	1 year	3.0 years	2.2 years	4 years	3.4 years
Expected forfeitures	12%	11%	12%	12%	8%	7%
Weighted average
measurement date fair values	$11.45	$22.01	$11.45	$17.05	$2.85	$5.43

(a) During the first quarter of 2020, the vesting conditions of the PSU plan were amended such that total shareholder return is no longer included for new grants. Due to this change, expected volatility and the risk-free interest rate will no longer be considered in calculating the fair value of new grants.

In addition to these inputs, other features of the PSU grant were incorporated into the measurement of fair value. The non-market criteria relating to realized selling prices and operating targets have been incorporated into the valuation at both grant and reporting date by reviewing prior history and corporate budgets.